Income Taxes - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed “expected” income tax expenses (benefit)	¥ (9,487,423)		¥ (27,713,394)	¥ (35,315,404)
Increase in valuation allowance	10,531,372		11,770,037	23,171,671
Entities not subject to income tax	1,691,406		3,445,048	4,576,771
Non-deductible expenses
Entertainment	280,436		226,312	394,380
Share-based compensation	259,993		444,196	1,202,364
Other non-deductible expenses	3,927,212		1,634,539	306,314
Additional deduction of research and development costs	(120,598)		(288,502)	(240,404)
Other	(236,436)		212,928	(1,244,811)
Total income tax benefit	(1,539,577)	$ (241,593)	¥ (10,268,836)	¥ (7,149,119)
Muhua Shangce
Non-deductible expenses
Disposal of Equity Interests in Muhua Shangce	¥ (8,385,539)